Related Party Transactions - Summary of Key Management Personnel Compensation (Details) - Key Management Personnel of Entity or Parent - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Transactions Between Related Parties [Line Items]
Short-term employee benefits	¥ 51	¥ 68	¥ 69
Share-based compensation	78	95	135
Key management personnel compensation	¥ 129	¥ 163	¥ 204